FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of changes in the fair value of non designated derivatives

($ millions)	2019	2018

Fair value outstanding, beginning of year	60	(105)

Cash Settlements – received during the year	(254)	(90)

Changes in fair value recognized in earnings during the year (note 7)	155	255

Fair value outstanding, end of year	(39)	60

Summary of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

($ millions)	Level 1	Level 2	Level 3	Total Fair Value

Accounts receivable	63	152	—	215

Accounts payable	(43)	(112)	—	(155)

Balance at December 31, 2018	20	40	—	60

Accounts receivable	33	61	—	94

Accounts payable	(66)	(67)	—	(133)

Balance at December 31, 2019	(33)	(6)	—	(39)

Summary of offsetting financial assets

($ millions)	Gross Assets	Gross Liabilities Offset	Net Amounts Presented

Fair value of derivative assets	1 599	(1 384)	215

Accounts receivable	1 837	(882)	955

Balance at December 31, 2018	3 436	(2 266)	1 170

Fair value of derivative assets	1 737	(1 643)	94

Accounts receivable	2 860	(1 289)	1 571

Balance at December 31, 2019	4 597	(2 932)	1 665

Summary of offsetting financial liabilities

($ millions)	Gross Liabilities	Gross Assets Offset	Net Amounts Presented

Fair value of derivative liabilities	(1 539)	1 384	(155)

Accounts payable	(1 798)	882	(916)

Balance at December 31, 2018	(3 337)	2 266	(1 071)

Fair value of derivative liabilities	(1 776)	1 643	(133)

Accounts payable	(2 532)	1 289	(1 243)

Balance at December 31, 2019	(4 308)	2 932	(1 376)

Timing of cash outflows related to trade and other payables and debt

	December 31, 2018

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)

Within one year	5 492	1 539	4 314

1 to 3 years	42	—	3 362

3 to 5 years	42	—	1 827

Over 5 years	—	—	20 611

	5 576	1 539	30 114

	December 31, 2019

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)	Lease Liabilities(4)

Within one year	6 422	1 568	2 877	470

1 to 3 years	39	208	2 991	796

3 to 5 years	40	—	2 220	616

Over 5 years	—	—	17 183	2 960

	6 501	1 776	25 271	4 842

(1)	Trade and other payables exclude net derivative liabilities of $133 million (2018 – $155 million).
(2)

Gross derivative liabilities of $1 776 million (2018 – $1 539 million) are offset by gross derivative assets of $1 643 million (2018 – $1 384 million), resulting in a net amount of $133 million (2018 – $155 million).

(3)	2018 debt includes short-term debt, long-term debt, finance leases and interest payments on fixed-term debt and commercial paper. 2019 debt excludes lease liabilities.
(4)	The company adopted IFRS 16 on January 1, 2019 using the modified retrospective transition approach and, therefore, prior periods have not been restated. Refer to note 5 for further information.